Income Tax (Credit) Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of income taxes [line items]
PRC EIT rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%		15.00%	15.00%
Zhengxing Group Chengdu Wheel Co., Ltd. [member]
Disclosure of income taxes [line items]
Preferential tax rate	15.00%	15.00%	15.00%
Zhengxing Group Chengdu Wheel Co., Ltd. [member] | Government [member]
Disclosure of income taxes [line items]
Percentage of total income from business of state-encouraged industry	70.00%
Zhengxing Wheel Group Co., Limited [member] | Tax Year 2014 [member]
Disclosure of income taxes [line items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%